Provisions (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2019	$990	$1,051	$2,041	$352	$1,689
Effect of application of the IFRS IC decision on IAS 19	(326)	—	(326)	—	—
At January 1, 2019 restated	664	1,051	1,715	352	1,363
Arising (released) during the year	94	190	284	—	—
Effect of application of the IFRS IC decision on IAS 19	(8)	—	(8)	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	729	842	1,571	—	1,571
Arising (released) during the year	92	378	470	—	—
Effect of application of the IFRS IC decision on IAS 19	13	—	13	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	834	809	1,643	89	1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	$806	$1,331	$2,137	$—	$2,137

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2019	2020	2021
	(in thousands)
At January 1,	$2,592	$2,719	$2,724
Charge for the year	515	47	65
Utilized amounts	(388)	—	—
Unutilized amounts	—	(42)	—
At year end	$2,719	$2,724	$2,789

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2019	2020	2021
Discount rate	0.77%	0.34%	0.98%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team